Condensed Consolidated and Combined Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Net sales	$ 9,350		$ 13,350			$ 6,944
Cost of goods sold	4,321		6,648
Gross profit	5,029		6,702			6,944
Operating Expenses
Research and development	523,569	459,805	2,276,161	1,589,577	2,375,163	3,023,435
Selling, general and administrative	1,224,360	3,733,201	4,393,234	9,296,074	10,924,374	2,306,188
Total operating expenses	1,747,929	4,193,006	6,669,395	10,885,651	13,299,537	5,329,623
Operating loss	(1,742,900)	(4,193,006)	(6,662,693)	(10,885,651)	(13,299,537)	(5,322,679)
Other Income (Expense)
Change in fair value of derivative liabilities	(2,237,050)	7,232,835	9,964,250	24,017,035	18,011,100
Issuance of common stock and warrants		(9,654,799)		(30,245,516)	(30,281,475)
Interest income	176	1,573	18,333	2,055	13,806
Interest expense	(112,371)	(22,910)	(331,264)	(45,833)	(366,963)
Other income (expense)		(372)		3,665	(5,934)	(1,945)
Total other income (expense)	(2,349,245)	(2,443,673)	9,651,319	(6,268,594)	(12,629,466)	(1,945)
Net income (loss) before provision for income taxes	(4,092,145)	(6,636,679)	2,988,626	(17,154,245)	(25,929,003)	(5,324,624)
Provision for income taxes
Net Income (loss)	$ (4,092,145)	$ (6,636,679)	$ 2,988,626	$ (17,154,245)	$ (25,929,003)	$ (5,324,624)
Weighted average number of shares of common stock outstanding, basic (in Shares)	3,076,486	2,056,172	3,027,298	1,816,372	1,993,662	1,396,000
Weighted average number of shares of common stock outstanding, diluted (in Shares)	3,076,486	2,056,172	4,999,099	1,816,372	1,993,662	1,396,000
Basic net income (loss) per share of common stock (in Dollars per share)	$ (1.33)	$ (3.23)	$ 0.99	$ (9.44)	$ (13.01)	$ (3.81)
Diluted net income (loss) per share of common stock (in Dollars per share)	$ (1.33)	$ (3.23)	$ 0.6	$ (9.44)	$ (13.01)	$ (3.81)